Business, Liquidity and Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Change in fair value included in consolidated statement of operations	$ (7,309)
Fair Value Liability For Price Adjustable Warrants | Level 3 Significant unobservable inputs
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	9,225	$ 5,226
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares		5,929
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares	575
Exercise of Warrants		(1,917)
Change in fair value included in consolidated statement of operations	(7,309)	(13)
Ending balance	$ 2,491	$ 9,225	$ 5,226
Exercise Price [Roll Forward]
Beginning balance	$ 0.42	$ 0.28
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Exercise Price		0.75
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Exercise Price	0.40
Fair value of exercised warrants, exercise price		0.36
Ending balance	0.42	0.42	$ 0.28
Stock Price [Roll Forward]
Beginning balance	0.95	0.40
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Stock Price	0.44	1.50
Fair value of exercised warrants, stock price		1.14
Ending balance	$ 0.27	$ 0.95	$ 0.40
Volatility [Roll Forward]
Beginning balance	121.00%	124.00%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Volatility		123.00%
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Volatility	97.00%
Fair value of exercised warrants, volatility		133.00%
Ending balance	99.00%	121.00%	124.00%
Contractual Life In Years [Roll Forward]
Contractual Life (In Years)	3 years 6 months 4 days	3 years 6 months 4 days	4 years 29 days
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Contractual life		7 years
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Contractual life	1 year 2 months 9 days
Fair value of exercised warrants, exercised term	1 year 9 months 15 days	3 years 26 days
Risk Free [Roll Forward]
Beginning balance	0.90%	1.30%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares, Risk free rate		0.55%
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares, Risk free rate	0.73%
Fair value of exercised warrants, risk free rate		0.77%
Ending balance	0.46%	0.90%	1.30%